Debt	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Debt Disclosure [Abstract]
Debt

7. Debt

Convertible Notes

From 2016 to 2020, the Company issued several convertible notes (the “Convertible Notes”) pursuant to which the Company borrowed an aggregate of $61.3 million from existing investors and related parties. All Convertible Notes accrue interest at a rate of 8% compounded daily and have a maturity date of March 1, 2025.

The Company had the following convertible notes outstanding as of December 31, 2020 (in thousands):

Issuance Year	Aggregate Borrowing Amount
2016	$18,000
2017	14,000
2018	9,300
2019	18,389
2020	1,611
Total	$61,300

The Convertible Notes contain various conversion features. Upon the occurrence of a qualified financing, the Convertible Notes plus accrued interest mandatorily converts, to shares issued in the qualified financing, as defined in the notes, at a 20% discount, or into shares of Series D Preferred Stock at the Series D Price of $4.50 per share. Upon the occurrence of a non-qualified financing, the noteholders have the option to convert at the same terms as described above for a qualified financing. At maturity, the noteholders also have an option to convert at the terms described above for a qualified or non-qualified financing. If the Company completes a strategic transaction and the Convertible Notes have not been previously converted, noteholders will automatically receive an acquisition premium of the greater of a) the sum of (i) 1.5 times the principal amount of the Convertible Notes and (ii) accrued and unpaid interest thereon, or b) the amount that would have been payable to the noteholders if such notes had been converted to shares of Series D Preferred Stock at the Series D price immediately prior to the close of such strategic transaction.

The Company determined that the acquisition premium and the qualified and non-qualified financing conversion features were embedded derivative instruments requiring bifurcation as separate liabilities with a corresponding debt discount (see Note 3, Fair Value Measurements). The debt discount was amortized to interest expense using the effective interest rate method over the term of the Convertible Notes.

During the year ended December 31, 2020, pursuant to the executed amendment of the Convertible Notes, the Company and certain lenders agreed to extend or further extend the maturity dates of the Convertible Notes to March 1, 2025. The amendment only modified the maturity date, no other terms, and accordingly was deemed administrative in nature as it was not intended to change any of the economic terms between parties. As such the extension of the maturity dates was deemed to be a modification of the Convertible Notes and modification accounting was applied. The Company calculated the remaining debt discount for each of the Convertible Notes and adjusted the effective interest rate to amortize the remaining debt discount over the adjusted remaining life of the Convertible Notes.

The carrying value of the Company’s Convertible Notes is as follows (in thousands):

	December 31,
	2020	2019
Principal amount	$61,300	$59,689
Accrued and unpaid interest	17,287	11,230
Unamortized debt discount	(676)	—
Total	$77,911	$70,919

The Company recognized interest expense of $6.1 million and $4.5 million during the years ended December 31, 2020 and 2019, respectively.

Senior Secured Notes

The carrying value of the Company’s senior secured notes is as follows (in thousands):

December 31, 2020
Principal amount	$50,000
Accrued and unpaid interest	1,278
Unamortized debt discount	(9,376)
Total	$41,902

On March 12, 2020, the Company issued and sold senior secured notes to certain lenders not related to the Company. The aggregate principal amount of the senior secured notes was $50.0 million and the Company received $42.7 million in net proceeds after deducting transaction expenses of $4.4 million and prepaid interest of $2.9 million. The senior secured notes bear interest at 12.5% and specify semiannual payments on March 1 and September 1 and have a maturity date of March 1, 2025. The first two years provide for interest-only payments and the final three years amortize the principal balance at $15.0 million, $15.0 million and $20.0 million, respectively. The senior secured notes are governed by an indenture, dated as of March 12, 2020, between the Company and the investors. The interest rate will increase to 14.50% for overdue installments in the event of default. In addition to liquidation preference, the senior secured notes contain a lien on all assets of the Company.

Future principal payments of the senior secured notes are as follows (in thousands):

Years ending December 31,	Amount
2021	$—
2022	7,500
2023	15,000
2024	17,500
2025	10,000
Total	$50,000

The senior secured notes also have a detachable royalty feature under which the lenders receive a royalty of 0.56% to 1.67% on net sales beginning in 2021, with the royalty obligation continuing until the lenders receive total royalty payments of approximately $24.2 million. The value assigned to royalty rights is recorded as a debt discount to the Notes and is amortized to interest expense over the life of the notes. The royalty obligation had a fair value of $7.9 million at issuance in March of 2020. The lenders have a security interest in the assets and intellectual property of the Company. Since the royalty rights are tied to Clarus’ net sales of JATENZO, such royalty rights are not subject to treatment as a derivative instrument and thus do not need to be periodically measured and marked to market. Proceeds were used to finance the commercial launch of JATENZO. Refer to the section below for the accounting treatment of the royalty obligation.

In connection with the senior secured notes, the Company entered into an indenture stating that the Company would maintain cash and cash equivalents in the amount of at least $10.0 million as of the last day of each calendar month, commencing on March 31, 2020. As of December 31, 2020, the Company was unable to maintain cash and cash equivalents of $10.0 million, and such breach of the indenture resulted in a default and the negotiation of a forbearance agreement noted below.

Forbearance Agreement

On March 17, 2021, the Company entered into a forbearance agreement with noteholders in relation to the senior secured notes. The Company was unable to and did not pay interest of $3.1 million due on March 1, 2021. If the Company is unable to secure the funds to repay its debt as of March 31, 2021, all investors have the right to exercise all remedies available under the indenture to receive the funds due.

Under the forbearance agreement, in exchange for the investors’ agreement not to exercise their rights to retrieve the funds owed, the Company was required to maintain cash and cash equivalents of at least $2.5 million amongst other financial budgeting and reporting requirements until consummation of the Business Combination. Under the forbearance agreement, the forbearance period would automatically terminate if certain conditions, including the execution of the merger agreement, did not occur on or prior to April 15, 2021 (see Note 15, Subsequent Events). The noteholders have also agreed to provide additional capital under certain circumstances to the Company for operations up to $10.0 million until such time of the proposed business combination transaction.

On April 14, 2021, the Company entered into a written consent to update the terms of its forbearance agreement. Per the written consent, the forbearance period would not be terminated on April 15, 2021, provided that the Company, amongst other things, executed the merger agreement and provided financial reporting requirements by April 27, 2021.

Royalty Obligation

The Company periodically assesses the estimated royalty payments related to the senior secured notes to the lender and to the extent such payments are greater or less than its initial estimates or the timing of such payments is materially different than its original estimates, the Company will prospectively adjust the accretion of interest on the royalty obligation. There are a number of factors that could materially affect the amount and the timing of royalty payments, most of which are not within the Company’s control. Such factors include, but are not limited to, the rate of JATENZO prescriptions, the number of doses administered, the introduction of competing products, manufacturing or other delays, patent protection, adverse events that result in governmental health authority-imposed restrictions on the use of the drug products, and sales never achieving forecasted numbers, which would result in reduced royalty payments and reduced non-cash interest expense over the life of the royalty obligation. To the extent future royalties result in an amount less than the liability, the Company is not obligated to fund any such shortfall.

The Company records estimated royalties due for the current period in accrued other expenses until the payment is received from the customer, at which time the Company then remits payment to the lenders. In order to determine the accretion of the royalty obligation, the Company is required to estimate the total amount of future royalty payments to be received and submitted to the lenders. The sum of these amounts less the proceeds the Company received will be recorded as interest expense over the life of the royalty obligation. As of December 31, 2020, the Company’s estimate of its total interest expense resulted in an annual effective interest rate of approximately 32.3%.

The following table shows the activity of the royalty obligation since the transaction inception through December 31, 2020:

December 31, 2020
Value assigned to royalty obligation at inception	$7,211
Non-cash interest expense recognized	2,051
Royalty obligation – ending balance	$9,262

PPP Loan

In March of 2020, the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”) was enacted to, among other provisions, provide emergency assistance for individuals, families and businesses affected by the COVID-19 pandemic. The CARES Act includes a Paycheck Protection Program (“PPP”) administered through the Small Business Association (“SBA”). Under the PPP, beginning April 3, 2020, small businesses and other entities and individuals could apply for loans from existing SBA lenders and other approved regulated lenders that enroll in the program, subject to numerous limitations and eligibility criteria.

In April of 2020, the Company received an unsecured loan of $0.5 million from the SBA. After considering further guidance issued by SBA, the Company elected to repay the loan in full in May of 2020 with no interest due under safe harbor provisions of the CARES Act.

6. Debt

Convertible Notes

From 2016 to 2021, the Company issued several convertible notes (the “Convertible Notes”) pursuant to which the Company borrowed an aggregate of $81.3 million from existing investors and related parties. All Convertible Notes accrue interest at a rate of 8% compounded daily and have a maturity date of March 1, 2025.

The Company had the following convertible notes outstanding as of June 30, 2021 (in thousands):

Issuance Year	Outstanding Principal Amount
2016	$17,243
2017	13,410
2018	8,911
2019	17,547
2020	1,611
2021	20,000
Total	$78,722

The Convertible Notes contain various conversion features. Upon the occurrence of a qualified financing, the Convertible Notes plus accrued interest mandatorily convert, to shares issued in the qualified financing, as defined in the notes, at a 20% discount, or into shares of Series D Preferred Stock at the Series D Price of $4.50 per share. Upon the occurrence of a non-qualified financing, the noteholders have the option to convert at the same terms as described above for a qualified financing. At maturity, the noteholders also have an option to convert at the terms described above for a qualified or non-qualified financing. If the Company completes a strategic transaction and the Convertible Notes have not been previously converted, noteholders will automatically receive an acquisition premium of the greater of a) the sum of (i) 1.5 times the principal amount of the Convertible Notes and (ii) accrued and unpaid interest thereon, or b) the amount that would have been payable to the noteholders if such notes had been converted to shares of Series D Preferred Stock at the Series D price immediately prior to the close of such strategic transaction.

The Company determined that the acquisition premium and the qualified and non-qualified financing conversion features were embedded derivative instruments requiring bifurcation as separate liabilities with a corresponding debt discount, of which were determined to be fair valued at zero as of June 30, 2021 and December 31, 2020. The debt discount was amortized to interest expense using the effective interest rate method over the term of the Convertible Notes.

In April 2021, pursuant to the executed amendment of the Convertible Notes, the Company and certain lenders agreed to extend or further extend the maturity dates of the Convertible Notes to September 1, 2025. The amendment only modified the maturity date, no other terms, and accordingly was deemed administrative in nature as it was not intended to change any of the economic terms between parties. As such the extension of the maturity dates was deemed to be a modification of the Convertible Notes and modification accounting was applied. The Company calculated the remaining debt discount for each of the Convertible Notes and adjusted the effective interest rate to amortize the remaining debt discount over the adjusted remaining life of the Convertible Notes.

In March 2021, upon an investor’s decision to not participate in the next round of Convertible Notes, pursuant to the Convertible Notes’ provisions, $3.4 million of the investor’s Convertible Notes converted into 747,451 shares of Series D Preferred Stock and such Series D Preferred Stock issued as a result of this conversion was converted into common stock. At the date of conversion, the outstanding principal and accrued interest on the Convertible Notes were $2.6 million and $0.8 million, respectively. Refer to Note 7, Redeemable Convertible Preferred Stock, for additional information.

The carrying value of the Company’s Convertible Notes consisted of (in thousands):

	June 30,	December 31,
	2021	2020
Principal amount	$81,300	$61,300
Accrued and unpaid interest	20,673	17,287
Unamortized debt discount	(483)	(676)
Conversion of convertible notes payable into Series D redeemable convertible preferred stock	(3,360)	—
Total	$98,130	$77,911

The Company recognized interest expense of $1.8 million and $1.5 million during the three months ended June 30, 2021 and 2020, respectively. The Company recognized interest expense of $3.4 million and $3.0 million during the six months ended June 30, 2021 and 2020, respectively.

Senior Secured Notes

The carrying value of the Company’s senior secured notes consisted of the following (in thousands):

	June 30,	December 31,
	2021	2020
Principal amount	$58,125	$50,000
Accrued and unpaid interest	1,234	1,278
Unamortized debt discount	(8,062)	(9,376)
Total	$51,297	$41,902

On March 12, 2020, the Company issued and sold senior secured notes to certain lenders not related to the Company. The aggregate principal amount of the senior secured notes was $50.0 million and the Company received $42.7 million in net proceeds after deducting transaction expenses of $4.4 million and prepaid interest of $2.9 million. In the second quarter of 2021, the Company added two additional notes to the principal senior secured notes balance, the PIK Note and the Indenture Note, totaling $8.1 million (refer to additional information below). The aggregate principal balance as of June 30, 2021 is $58.1 million.

The senior secured notes bear interest at 12.5% and specify semiannual payments on March 1 and September 1 and have a maturity date of March 1, 2025. The first two years provide for interest-only payments and the final three years amortize the principal balance at $15.0 million, $15.0 million and $20.0 million, respectively. The senior secured notes are governed by an indenture, dated as of March 12, 2020, between the Company and the investors. The interest rate will increase to 14.50% for overdue installments in the event of default. In addition to liquidation preference, the senior secured notes contain a lien on all assets of the Company.

Future principal payments of the senior secured notes are as follows (in thousands):

Years ended December 31,	Amount
2021 (remaining 6 months)	$5,000
2022	7,500
2023	18,125
2024	17,500
2025	10,000
Total	$58,125

The senior secured notes also have a detachable royalty feature under which the lenders receive a royalty of 0.56% to 1.67% on net sales beginning in 2021, with the royalty obligation continuing until the lenders receive total royalty payments of approximately $24.2 million. The value assigned to royalty rights is recorded as a debt discount to the Notes and is amortized to interest expense over the life of the notes. The royalty obligation had a fair value of $7.9 million at issuance in March of 2020. The lenders have a security interest in the assets and intellectual property of the Company. Since the royalty rights are tied to Clarus’ net sales of JATENZO, such royalty rights are not subject to treatment as a derivative instrument and thus do not need to be periodically measured and marked to market. Proceeds were used to finance the commercial launch of JATENZO. Refer to the section below for the accounting treatment of the royalty obligation.

In connection with the senior secured notes, the Company entered into an indenture stating that the Company would maintain cash and cash equivalents in the amount of at least $10.0 million as of the last day of each calendar month, commencing on March 31, 2020. As of December 31, 2020, the Company was unable to maintain cash and cash equivalents of $10.0 million, and such breach of the indenture resulted in a default and the negotiation of a forbearance agreement noted below.

Forbearance Agreement

On March 17, 2021, the Company entered into a forbearance agreement with noteholders in relation to the senior secured notes. The Company was unable to and did not pay interest of $3.1 million due on March 1, 2021. As of March 31, 2021, the Company entered into default on its senior secured notes, and in accordance with the terms of the senior secured notes, the interest increased to 14.5%.

Under the forbearance agreement, in exchange for the investors’ agreement not to exercise their rights to retrieve the funds owed, the Company was required to maintain cash and cash equivalents of at least $2.5 million amongst other financial budgeting and reporting requirements until consummation of the Business Combination. Under the forbearance agreement, the forbearance period would not be terminated provided that the Company, amongst other things, executed the merger agreement and provided financial reporting requirements by April 27, 2021.

PIK Note

In May 2021, the Company entered into a payment-in-kind, or PIK, note (the “PIK Note”), in relation to the Company’s missed interest payment (which was due in March 2021) on its senior secured notes, pursuant to which the Company borrowed an aggregate of $3.1 million from senior secured noteholders, to be included in the principal senior secured notes balance. The PIK Note accrues interest at a rate of 14.5%, compounded daily. Pursuant to the PIK Note, on February 1, 2023 the Company is required to make a payment of principal in the amount of $3.1 million, plus accrued and unpaid interest in respect of such principal.

Indenture Note

In June 2021, the Company entered into the Indenture Note, pursuant to which the Company borrowed an aggregate of $5.0 million from senior secured noteholders, to be included in the principal senior secured notes balance. The Indenture Note accrues interest at a rate of 14.5%, compounded daily, and was repaid with the combined entity’s common stock upon the date of merger.

Royalty Obligation

The Company periodically assesses the estimated royalty payments related to the senior secured notes to the lender and to the extent such payments are greater or less than its initial estimates or the timing of such payments is materially different than its original estimates, the Company will prospectively adjust the accretion of interest on the royalty obligation. There are a number of factors that could materially affect the amount and the timing of royalty payments, most of which are not within the Company’s control. Such factors include, but are not limited to, the rate of JATENZO prescriptions, the number of doses administered, the introduction of competing products, manufacturing or other delays, patent protection, adverse events that result in governmental health authority-imposed restrictions on the use of the drug products, and sales never achieving forecasted numbers, which would result in reduced royalty payments and reduced non-cash interest expense over the life of the royalty obligation. To the extent future royalties result in an amount less than the liability, the Company is not obligated to fund any such shortfall.

The Company records estimated royalties due for the current period in accrued other expenses until the payment is received from the customer, at which time the Company then remits payment to the lenders. In order to determine the accretion of the royalty obligation, the Company is required to estimate the total amount of future royalty payments to be received and submitted to the lenders. The sum of these amounts less the proceeds the Company received will be recorded as interest expense over the life of the royalty obligation. As of June 30, 2021 and December 31, 2020, the Company’s estimate of its total interest expense resulted in an annual effective interest rate of approximately 32.3%.

The carrying value of the Company’s royalty obligation is as follows (in thousands):

June 30, 2021
Royalty obligation as of December 31, 2020	$9,262
Non-cash interest expense recognized	1,540
Royalty obligation - ending balance	$10,802

During the three months ended June 30, 2021 and 2020, the Company recorded $0.8 million and $0.1 million, respectively, of related non-cash interest expense. During the six months ended June 30, 2021 and 2020, the Company recorded $1.5 million and $0.7 million, respectively, of related non-cash interest expense.

PPP Loan

In March of 2020, the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”) was enacted to, among other provisions, provide emergency assistance for individuals, families and businesses affected by the COVID-19 pandemic. The CARES Act includes a Paycheck Protection Program (“PPP”) administered through the Small Business Association (“SBA”). Under the PPP, beginning April 3, 2020, small businesses and other entities and individuals could apply for loans from existing SBA lenders and other approved regulated lenders that enroll in the program, subject to numerous limitations and eligibility criteria.

In April of 2020, the Company received an unsecured loan of $0.5 million from the SBA. After considering further guidance issued by SBA, the Company elected to repay the loan in full in May of 2020 with no interest due under safe harbor provisions of the CARES Act.